Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Guarantees
Maturity less than 1 year	49,425	52,969
Maturity greater than 1 year	25,743	22,194
Total gross amount	75,168	75,163
Total net amount	74,023	74,016
Carrying value	1,227	1,180
Collateral received	20,150	20,279
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	10,409	10,104
Maturity greater than 1 year	2,371	2,483
Total gross amount	12,780	12,587
Total net amount	12,552	12,200
Carrying value	9	53
Collateral received	1,932	1,920
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,783	5,160
Maturity greater than 1 year	4,308	4,371
Total gross amount	9,091	9,531
Total net amount	8,188	8,793
Carrying value	83	139
Collateral received	3,012	3,336
Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,578	12,211
Maturity greater than 1 year	0	0
Total gross amount	12,578	12,211
Total net amount	12,578	12,211
Carrying value	0	0
Collateral received	12,578	12,211
Derivatives
Guarantees
Maturity less than 1 year	17,793	21,197
Maturity greater than 1 year	17,842	14,218
Total gross amount	35,635	35,415
Total net amount	35,635	35,415
Carrying value	1,132	985
Other guarantees
Guarantees
Maturity less than 1 year	3,862	4,297
Maturity greater than 1 year	1,222	1,122
Total gross amount	5,084	5,419
Total net amount	5,070	5,397
Carrying value	3	3
Collateral received	2,628	2,812